Financial Assets at Fair Value Through Profit or Loss	9 Months Ended
Sep. 30, 2019
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Financial Assets at Fair Value Through Profit or Loss
7.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31, 2018	September 30, 2019
Non-current

Financial assets mandatorily classified as at fair value through profit or loss
Derivative financial assets—warrants	$60,004	$38,006

In July 2018, the Group acquired warrants to subscribe for ordinary shares of DotBio Pte. Ltd., as detailed in Note 16 (under the heading of “Nanyang Technological University”).